CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Share	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest	Comprehensive Income
Balance at Dec. 31, 2008	$ 467,642	$ 152	$ 1,239,074		$ (841,486)	$ 69,094	$ 808
Balance (in shares) at Dec. 31, 2008		126,566,394
Increase (Decrease) in Stockholders' Equity
Common stock issued upon ESPP purchases and option exercises	365	1	364
Common stock issued upon ESPP purchases and option exercises (in shares)		280,609
Restricted stock issued and restricted stock units released (in shares)		3,463,240
Restricted stock cancellation (in shares)		(215,254)
Stock-based compensation	12,094		12,094
Net income (loss)	(225,704)				(225,688)		(16)	(225,704)
Other comprehensive income:
Realization of previously unrealized losses (net of tax of $0)	3,313					3,313		3,313
Realization of previously unrealized foreign currency translation (net of tax of $0)	2,164					2,164		2,164
Foreign currency translation (net of tax expense of $11)	(3,723)					(3,723)		(3,723)
Total comprehensive income (loss)	(223,950)							(223,950)
Balance at Dec. 31, 2009	256,151	153	1,251,532		(1,067,174)	70,848	792
Balance (in shares) at Dec. 31, 2009		130,094,989
Increase (Decrease) in Stockholders' Equity
Common stock issued	44,588	29	44,559
Common stock issued (in shares)		22,546,474
Common stock issued upon ESPP purchases and option exercises	6		6
Common stock issued upon ESPP purchases and option exercises (in shares)		2,054
Restricted stock issued and restricted stock units released (in shares)		3,068,332
Stock-based compensation	7,602		7,602
Acquisition of ownership of controlling interests	7,380						7,380
Repurchases of vested restricted stock/units and cancellation	(72)		(72)
Repurchases of vested restricted stock/units and cancellation (in shares)		(384,631)
Net income (loss)	(65,290)				(65,129)		(161)	(65,290)
Other comprehensive income:
Foreign currency translation	(1,425)					(1,425)		(1,425)
Total comprehensive income (loss)	(66,715)							(66,715)
Balance at Dec. 31, 2010	248,940	182	1,303,627		(1,132,303)	69,423	8,011
Balance (in shares) at Dec. 31, 2010	155,327,000	155,327,218
Increase (Decrease) in Stockholders' Equity
Common stock issued upon ESPP purchases and option exercises	124		124
Common stock issued upon ESPP purchases and option exercises (in shares)		59,330
Repurchase of ordinary share	(6,301)			(6,301)
Repurchase of ordinary share (in shares)		(4,691,308)		4,691,308
Restricted stock issued and restricted stock units released (in shares)		1,136,892
Restricted stock cancellation (in shares)		(15,987)
Stock-based compensation	3,029		3,029
Net income (loss)	11,777				13,387		(1,610)	11,777
Other comprehensive income:
Foreign currency translation	13,470					13,470		13,470
Total comprehensive income (loss)	25,247							25,247
Balance at Dec. 31, 2011	$ 271,039	$ 182	$ 1,306,780	$ (6,301)	$ (1,118,916)	$ 82,893	$ 6,401
Balance (in shares) at Dec. 31, 2011	151,816,000	151,816,145		4,691,308